Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transaction [Line Items]
Schedule of Related Party Transactions [Table Text Block]
Details of the transactions for the years ended December 31, 2015, 2016 and 2017 were as follows:

	For the years ended December 31,
	2015	2016	2017
Dreamstart	$1,611,256	$454,845	$—
CBG	$208,330	$—	$—
JG Fashion	$207,461	$—	$—
Lu&co	$9,402	$10,675	$—
Acorn Composite	$—	$924,757	$—
IS Seafood	$—	$22,810	$2,656
Dragon Law	$2,026	$2,785	$—
URBN Hotels	$—	$2,820	$3,949
Jia He Hotel	$—	$2,513	$4,874
Cachet hotel	$—	$1,307	$619

China Branding Company Limited [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions [Table Text Block]
As of December 31, 2016 and 2017, the balance due from and due to related parties were as follows:

	December 31,
	2016	2017
Other receivables - Mr. Robert W. Roche	$—	$13,862
Other receivables - IS seafood	$—	$6,042
Other receivables - Cachet Hotel	$—	$3,628,415
Account payable - IS seafood	$15,537	$—
Other receivables - URBN Hotels	$3,171	$—